Note 13 - Commitments and Standby Letters of Credit (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Fair Value, off-Balance-Sheet Risks [Table Text Block]
December 31,	2024	2023

Commitments to extend credit	$134,373	$77,158

Standby letters of credit	995	698